August 8, 1997



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

     RE:  Dreyfus California Intermediate Municipal Bond Fund
          CIK Number: 0000885411
          Registration Statement File No.: 33-46586
          File No.: 811-6610

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 9 to the Fund's Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the Securities and Exchange Commission on July 28, 1997.

     Please address any comments or questions to the attention of the undersigned at (212) 922-6784.



                                        Very truly yours,



                                        Rosemary M. Doyle